Expense Example	Jun. 10, 2026 USD ($)
F/m Accumulator Ultrashort U.S. Treasury Fund | F/m Accumulator Ultrashort U.S. Treasury Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
F/m Accumulator Intermediate U.S. Treasury Fund | F/m Accumulator Intermediate U.S. Treasury Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
F/m Accumulator Long-Term U.S. Treasury Fund | F/m Accumulator Long-Term U.S. Treasury Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
F/m Accumulator TIPS Fund | F/m Accumulator TIPS Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 80